Accounts payable	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Accounts payable
12. Accounts payables
Accounts payables consist of the following:

	As of
	June 30, 2024	December 31, 2023
	(Euros in thousands)
Accounts payables	3,800	7,666
Accrued liabilities	14,991	17,540

Total	18,791	25,206